10. Income Taxes (Details - Tax reconcilation) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal	$ (4,252,540)	$ (4,860,256)
State	(276,601)	(145,209)
Increase in tax losses not recognized	2,238,879	4,949,805
Permanent differences, net	800,891	(1,529,190)
Mark to market	722,540	0
Foreign rate differential	502,357	1,184,770
Share-based payments, net	308,888	505,035
Other	0	7,273
Enhanced research and development tax credits	(44,414)	(112,228)
Net provision (benefit) for income taxes	$ 0	$ 0